UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2011

Date of reporting period:	October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—64.9%
Airlines—2.2%
	American Airlines Pass Through Trust,
$8,282	9.73%, 9/29/14	Caa2/CCC+	$7,681,285
8,133	10.18%, 1/2/13	Caa1/CCC+	8,214,336
953	United Air Lines Pass Through Trust, 10.40%, 5/1/18	Baa2/BBB+	1,077,297
			16,972,918

Banking—9.5%
5,500	AgFirst Farm Credit Bank, 7.30%, 11/29/10 (a)(b)(d)(g)(k)
	(acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	NR/A	4,663,950
£13,600	Barclays Bank PLC, 14.00%, 6/15/19 (g)	Baa2/A-	28,049,352
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(d)	A3/NR	7,467,418
2,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(g)	Baa3/BBB+	2,027,776
1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa3/BBB-	1,437,582
€20,000	Rabobank Nederland NV, 6.875%, 3/19/20	NR/NR	27,885,489
$1,675	Regions Financial Corp., 7.375%, 12/10/37	Ba1/BB+	1,515,788
			73,047,355

Energy—1.7%
10,496	AES Red Oak LLC, 8.54%, 11/30/19	B1/BB-	10,823,652
2,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16 Ser. B	Caa2/B-	2,139,000
			12,962,652

Financial Services—33.3%
	Ally Financial, Inc.,
250	2.157%, 11/15/11, FRN	B3/B	245,312
33	2.207%, 11/15/11, FRN	B3/B	32,381
38	2.257%, 11/15/11, FRN	B3/B	37,287
100	2.307%, 11/15/11, FRN	B3/B	98,125
155	2.342%, 12/15/11, FRN	B3/B	152,094
30	2.892%, 3/15/12, FRN	B3/B	28,837
416	5.25%, 1/15/14	B3/B	398,325
315	5.35%, 1/15/14	B3/B	302,509
130	5.70%, 6/15/13	B3/B	126,774
561	5.75%, 1/15/14	B3/B	545,114
565	5.90%, 1/15/19	B3/B	489,402
3	5.90%, 2/15/19	B3/B	2,597
585	6.00%, 12/15/13	B3/B	572,270
1,437	6.00%, 2/15/19	B3/B	1,253,529
119	6.00%, 3/15/19	B3/B	103,688
9	6.00%, 9/15/19	B3/B	7,872
486	6.10%, 9/15/19	B3/B	429,637
159	6.125%, 10/15/19	B3/B	140,374
394	6.15%, 8/15/19	B3/B	348,116
454	6.15%, 10/15/19	B3/B	401,532
675	6.20%, 4/15/19	B3/B	597,249
500	6.25%, 12/15/18	B3/B	443,237
47	6.25%, 7/15/19	B3/B	41,794
7	6.35%, 4/15/16	B3/B	6,619
792	6.35%, 10/15/16	B3/B	744,578
303	6.35%, 4/15/19	B3/B	270,838

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$1,142	6.35%, 7/15/19	B3/B	$1,022,550
463	6.375%, 1/15/14	B3/B	456,779
256	6.50%, 7/15/12	B3/B	253,113
249	6.50%, 9/15/16	B3/B	235,650
608	6.50%, 10/15/16	B3/B	575,892
5	6.50%, 6/15/18	B3/B	4,564
449	6.50%, 11/15/18	B3/B	403,934
190	6.50%, 12/15/18	B3/B	171,109
15	6.50%, 5/15/19	B3/B	13,554
45	6.60%, 6/15/12	B3/B	44,602
208	6.60%, 8/15/16	B3/B	198,571
864	6.60%, 5/15/18	B3/B	800,227
100	6.60%, 6/15/19	B3/B	91,025
132	6.65%, 10/15/18	B3/B	120,229
190	6.70%, 5/15/14	B3/B	187,443
256	6.70%, 6/15/18	B3/B	238,035
335	6.70%, 12/15/19	B3/B	302,551
160	6.75%, 9/15/12	B3/B	158,139
844	6.75%, 10/15/12	B3/B	837,286
555	6.75%, 6/15/14	B3/B	546,585
215	6.75%, 8/15/16	B3/B	205,943
1,136	6.75%, 11/15/16	B3/B	1,089,309
210	6.75%, 6/15/17	B3/B	202,718
831	6.75%, 7/15/18	B3/B	776,306
3	6.75%, 9/15/18	B3/B	2,762
612	6.75%, 10/15/18	B3/B	560,503
107	6.75%, 11/15/18	B3/B	97,869
92	6.80%, 9/15/16	B3/B	88,352
12	6.80%, 9/15/18	B3/B	11,082
207	6.85%, 4/15/16	B3/B	200,273
7	6.875%, 7/15/18	B3/B	6,547
319	6.90%, 7/15/18	B3/B	298,968
326	6.90%, 8/15/18	B3/B	304,231
135	6.95%, 6/15/17	B3/B	131,743
201	7.00%, 8/15/16	B3/B	194,844
1,729	7.00%, 11/15/16	B3/B	1,680,013
580	7.00%, 12/15/16	B3/B	563,290
1,729	7.00%, 1/15/17	B3/B	1,678,292
601	7.00%, 2/15/17	B3/B	583,079
1,087	7.00%, 6/15/17	B3/B	1,063,572
1,073	7.00%, 7/15/17	B3/B	1,049,388
43	7.00%, 2/15/18	B3/B	41,276
506	7.00%, 3/15/18	B3/B	483,962
15	7.00%, 5/15/18	B3/B	14,178
400	7.00%, 9/15/18	B3/B	373,746
134	7.00%, 6/15/22	B3/B	121,401
2,035	7.00%, 11/15/24	B3/B	1,831,976
325	7.05%, 3/15/18	B3/B	311,742
4	7.05%, 4/15/18	B3/B	3,821
2,636	7.10%, 9/15/12	B3/B	2,636,808
28	7.15%, 11/15/12	B3/B	27,916

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$6	7.15%, 9/15/18	B3/B	$5,661
477	7.20%, 10/15/17	B3/B	468,705
339	7.25%, 8/15/12	B3/B	338,546
1,998	7.25%, 12/15/12	B3/B	1,994,114
55	7.25%, 6/15/16	B3/B	54,326
653	7.25%, 9/15/17	B3/B	640,169
329	7.25%, 1/15/18	B3/B	321,509
255	7.25%, 4/15/18	B3/B	246,052
39	7.30%, 12/15/17	B3/B	38,314
503	7.30%, 1/15/18	B3/B	492,888
165	7.35%, 1/15/17	B3/B	162,961
58	7.35%, 4/15/18	B3/B	56,376
25	7.375%, 11/15/16	B3/B	24,841
55	7.375%, 4/15/18	B3/B	53,536
166	7.40%, 12/15/17	B3/B	161,479
1,828	7.50%, 11/15/16	B3/B	1,819,975
15	7.50%, 8/15/17	B3/B	14,689
559	7.50%, 11/15/17	B3/B	556,639
290	7.50%, 12/15/17	B3/B	283,669
40	8.00%, 3/15/17	B3/B	40,214
3	8.125%, 11/15/17	B3/B	3,007
25	8.20%, 3/15/17	B3/B	25,154
24	8.40%, 8/15/15	B3/B	24,096
224	9.00%, 7/15/20	B3/B	225,225
8,450	American General Finance Corp., 0.542%, 12/15/11, FRN	B3/B	7,837,214
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	2,495,716
$10,100	Bank of America Corp., 8.125%, 5/15/18 (g)	Ba3/BB	10,205,242
2,900	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,081,250
	CIT Group, Inc.,
2,912	7.00%, 5/1/13	B3/B+	2,962,861
1,068	7.00%, 5/1/14	B3/B+	1,078,536
1,068	7.00%, 5/1/15	B3/B+	1,071,860
2,128	7.00%, 5/1/16	B3/B+	2,131,216
2,492	7.00%, 5/1/17	B3/B+	2,491,671
200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	210,250
	Ford Motor Credit Co. LLC,
6,200	5.625%, 9/15/15	Ba2/B+	6,584,239
4,300	7.80%, 6/1/12	Ba2/B+	4,636,342
15,400	8.125%, 1/15/20	Ba2/B+	18,864,014
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65,
	(converts to FRN on 12/21/15) (a)(d)	B3/BB	8,855,000
	International Lease Finance Corp.,
4,950	5.625%, 9/20/13	B1/BB+	5,005,688
5,950	6.625%, 11/15/13	B1/BB+	6,158,250
2,000	8.625%, 9/15/15 (a)(d)	B1/BB+	2,255,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB-	621,980
€500	7.375%, 3/12/20	Ba3/BB-	663,024
£300	7.588%, 5/12/20	Ba3/BB-	455,658
£10,200	7.867%, 12/17/19	Ba3/BB-	15,655,452
£1,000	7.869%, 8/25/20	Ba3/BB-	1,526,854

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$4,500	7.875%, 11/1/20	Ba3/BB-	$4,477,500
£4,700	11.04%, 3/19/20	Ba3/BB-	8,340,941
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	Ba2/BB	12,679,367
£300	12.75%, 8/10/20	Ba2/BB	551,586
€1,100	15.00%, 12/21/19	Ba2/BB	2,117,513
$2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	3,375
4,800	Lyondell Chemical Co., 8.00%, 11/1/17 (a)(d)	Ba3/BB	5,268,000
€1,600	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (g)	Ba1/BBB+	2,079,291
$22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g)(j)	Baa3/BBB	25,291,547
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB	3,521,875
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	5,450,519
	SLM Corp.,
10,000	3.385%, 9/15/15, FRN	Ba1/BBB-	8,235,600
1,900	5.00%, 10/1/13	Ba1/BBB-	1,909,513
3,400	5.375%, 5/15/14	Ba1/BBB-	3,412,927
10,100	8.00%, 3/25/20	Ba1/BBB-	10,226,806
6,750	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Ba1/A-	7,121,250
9,900	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba1/A-	10,320,750
			255,025,660

Healthcare & Hospitals—1.0%
6,700	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	7,303,000

Insurance—17.2%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	Ba2/B	3,045,000
10,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Ba2/B	10,250,000
	American International Group, Inc.,
€17,600	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	19,753,265
$13,600	5.45%, 5/18/17	A3/A-	14,195,000
£5,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	6,694,976
€10,000	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Ba2/BBB	14,072,742
$14,550	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	15,604,875
1,300	8.25%, 8/15/18	A3/A-	1,558,375
£14,100	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	23,332,091
$1,700	AXA S.A., 6.463%, 12/14/18 (a)(d)(g)	Baa1/BBB	1,606,500
4,700	Hartford Financial Services Group, Inc.,
	8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	5,029,000
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (converts to FRN on 12/15/37) (a)(d)	Baa2/BBB	16,275,000
			131,416,824

Telecommunications—0.0%
200	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB-	220,500
	Total Corporate Bonds & Notes (cost—$426,836,293)		496,948,909

MORTGAGE-BACKED SECURITIES—18.0%
405	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	303,881
	Banc of America Funding Corp., CMO,
5,736	3.182%, 2/20/36, FRN	NR/AAA	5,418,515
131	5.924%, 1/20/47, VRN	NR/CCC	97,360
14,600	6.00%, 3/25/37	Caa1/CCC	11,758,971

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Chase Mortgage Finance Corp., CMO,
$158	5.054%, 12/25/35, FRN	NR/CCC	$151,246
3,853	5.409%, 3/25/37, FRN	Caa2/NR	3,214,562
3,942	5.50%, 5/25/36	B3/NR	3,488,275
	Citicorp Mortgage Securities, Inc., CMO,
1,187	5.50%, 4/25/37	Caa1/NR	1,080,000
9,276	6.00%, 9/25/37	B3/NR	8,843,583
	Countrywide Alternative Loan Trust, CMO,
2,519	5.50%, 1/25/36	Caa3/CCC	1,909,970
2,590	5.75%, 12/25/36	NR/CC	1,787,257
8,990	6.00%, 5/25/36	Caa3/NR	6,383,346
1,608	6.00%, 4/25/37	NR/CC	1,008,701
7,163	6.089%, 4/25/36, VRN	Ca/CCC	5,049,033
2,872	6.25%, 11/25/36	Caa3/NR	2,228,400
1,390	6.50%, 8/25/36	Ca/CC	1,001,329
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
3,510	5.75%, 3/25/37	NR/CCC	3,057,612
2,652	6.00%, 5/25/36	NR/CCC	2,360,425
1,800	6.00%, 2/25/37	NR/CCC	1,444,628
7,700	6.00%, 3/25/37	NR/CCC	6,722,527
3,612	6.25%, 9/25/36	B3/NR	3,074,529
809	First Horizon Alternative Mortgage Securities,
	2.545%, 9/25/34, CMO, FRN	Aa3/AAA	738,060
3,753	First Horizon Asset Securities, Inc., 2.807%, 11/25/35, CMO, FRN	NR/B	2,942,659
5,126	JPMorgan Alternative Loan Trust, 5.767%, 5/25/36, CMO, VRN	NR/CCC	3,262,546
7,500	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.653%, 3/18/51, CMO, VRN (a)(d)	A1/NR	7,125,645
	JPMorgan Mortgage Trust, CMO,
2,233	5.342%, 10/25/35, VRN	B2/NR	2,140,778
974	6.00%, 8/25/37	NR/CCC	868,603
391	6.50%, 9/25/35	NR/B+	373,211
2,382	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	NR/CCC	2,222,158
2,100	Morgan Stanley Reremic Trust, 5.808%, 8/12/45, CMO, VRN (a)(d)	A3/NR	2,060,543
88	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	Caa2/CCC	62,166
	Residential Asset Securitization Trust, CMO,
3,102	5.75%, 2/25/36	Caa3/CC	2,299,282
1,234	6.00%, 9/25/36	Caa3/D	737,826
3,376	6.00%, 7/25/37	NR/CCC	2,816,228
	Residential Funding Mortgage Securities I, CMO,
6,963	5.387%, 9/25/35, VRN	Caa2/CCC	5,870,006
14,689	6.00%, 6/25/37	NR/CC	12,842,588
4,077	6.25%, 8/25/36	Caa1/CCC	3,728,672
1,437	Sequoia Mortgage Trust, 0.974%, 5/20/34, CMO, FRN	A1/AAA	1,196,855
1,251	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.830%, 2/25/37, CMO, FRN	NR/CCC	994,110
	WaMu Mortgage Pass Through Certificates, CMO,
2,000	5.768%, 2/25/37, FRN	NR/CCC	1,644,034
750	5.868%, 9/25/36, VRN	NR/CCC	614,988
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
722	5.220%, 4/25/36, VRN	NR/BB+	651,226
1,292	5.404%, 7/25/36, FRN	NR/CCC	1,035,344
12,018	5.428%, 7/25/36, FRN	NR/CCC	9,776,816
2,000	5.75%, 3/25/37	Caa2/NR	1,729,243
	Total Mortgage-Backed Securities (cost—$126,923,620)		138,117,737

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—4.7%
Automotive Products—0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b)(f)(i)	NR/NR	$10,137

Banking—1.6%
221,900	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(k)(l)
	(acquisition cost-$12,197,000; purchased 2/26/10-8/16/10)	NR/A	12,190,632

Diversified Financial Services—0.8%
240,000	Citigroup Capital XIII, 7.875%, 10/30/15 (l)	Ba1/BB-	6,360,000

Insurance—1.8%
21,655	ABN AMRO North America Capital Funding Trust I, 1.342% (a)(d)(m)	Ba3/BB	13,683,253

Real Estate Investment Trust—0.5%
3,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	Baa3/BBB+	3,495,000
	Total Preferred Stock (cost—$32,702,012)		35,739,022

CONVERTIBLE PREFERRED STOCK—3.2%
Financial Services—0.4%
3,000	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	3,000,000

Utilities—2.8%
374,000	PPL Corp., 9.50%, 7/1/13	NR/NR	21,104,820
	Total Convertible Preferred Stock (cost—$22,205,180)		24,104,820

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—3.1%
Consumer Products—0.3%
$3,000	National Mentor, Inc., 2.54%, 6/29/12 (b)(k)
	(acquisition cost-$2,994,751; purchased 9/26/06)	2,550,000

Financial Services—0.9%
3,000	American General Finance Corp., 7.25%, 4/21/15	3,033,048
1,409	CIT Group, Inc., 6.25%, 8/11/15	1,435,438
2,115	International Lease Finance Corp., 7.00%, 3/17/16, Term B2	2,168,269
		6,636,755
Hotels/Gaming—0.3%
2,073	MotorCity Casino, 8.50%, 7/23/12, Term B	2,070,328

Multi-Media—1.1%
	Seven Media Group, Term T1,
AUD7,150	7.00%, 2/7/13	6,647,811
AUD1,706	7.432%, 12/28/12	1,586,317
		8,234,128

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Printing/Publishing—0.0%
$108	American Media, Inc., 10.00%, 1/30/13 (b)(k)
	(acquisition cost-$108,361; purchased 4/30/10-10/27/10)		$107,142

Utilities—0.5%
	Texas Competitive Electric Holdings Co. LLC,
4,950	3.756%, 10/10/14		3,871,342
13	3.789%, 10/10/14		9,801
			3,881,143
	Total Senior Loans (cost—$23,069,721)		23,479,496

MUNICIPAL BONDS—1.5%
Texas—1.5%
11,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30 (cost—$11,454,621)	Baa3/NR	11,648,580

ASSET-BACKED SECURITIES—1.0%
3,210	Asset-Backed Funding Certificates, 0.476%, 5/25/37, FRN (a)(d)	B3/B-	2,886,322
2,461	GSAA Trust, 6.295%, 6/25/36	Caa1/CCC	1,670,706
2,262	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	2,099,012
1,600	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,149,702
	Total Asset-Backed Securities (cost—$6,928,165)		7,805,742

Shares
COMMON STOCK—0.0%
Automotive Products—0.0%
81,383	Dura Automotive Systems, Inc. (b)(f)(i) (cost—$1,317,433)	813

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—3.6%
Corporate Notes—2.2%
Financial Services—2.2%
	Ally Financial, Inc.,
$50	1.557%, 2/15/11, FRN	B3/B	49,812
125	1.642%, 3/15/11, FRN	B3/B	124,531
40	1.807%, 5/15/11, FRN	B3/B	39,250
35	1.877%, 4/15/11, FRN	B3/B	34,396
438	1.977%, 7/15/11, FRN	B3/B	429,788
55	2.027%, 7/15/11, FRN	B3/B	53,969
30	2.027%, 10/17/11, FRN	B3/B	29,438
35	2.042%, 6/15/11, FRN	B3/B	34,344
25	2.042%, 9/15/11, FRN	B3/B	24,281
81	2.107%, 8/15/11, FRN	B3/B	79,481
108	2.127%, 7/15/11, FRN	B3/B	105,975
360	2.157%, 8/15/11, FRN	B3/B	349,650
76	6.625%, 10/15/11	B3/B	76,199
1,625	American General Finance Corp., 0.649%, 8/17/11, FRN	B3/B	1,539,419
14,350	SLM Corp., 0.518%, 10/25/11, FRN	Ba1/BBB-	13,938,887
	Total Corporate Notes (cost—$15,631,351)		16,909,420

Principal
Amount
(000s)		Value*
U.S. Treasury Bills (h)(n)—0.3%
$2,209	0.137%-0.145%, 11/4/10-11/18/10 (cost—$2,208,905)	$2,208,905

Repurchase Agreements—1.1%
8,100	Barclays Capital Inc., dated 10/29/10, 0.23%, due 11/1/10, proceeds $8,100,155; collateralized by U.S. Treasury Notes, 1.875%, due 6/30/15, valued at $8,295,221 including accrued interest	8,100,000
492	State Street Bank & Trust Co., dated 10/29/10, 0.01%, due 11/1/10, proceeds $492,000; collateralized by U.S. Treasury Notes, 2.125%, due 5/31/15, valued at $505,824 including accrued interest	492,000
	Total Repurchase Agreements (cost—$8,592,000)	8,592,000
	Total Short-Term Investments (cost—$26,432,256)	27,710,325

	Total Investments (cost—$677,869,301)—100.0%	$765,555,444

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $147,595,378, representing 19.3% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $10,950, representing less than 0.05% of total investments

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	Non-income producing.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $20,009,112. The aggregate market value is $19,511,724, representing 2.5% of total investments.

(l)	Dividend rate is fixed until the first call date and variable thereafter.

(m)	Floating Rate. The rate disclosed reflects the rate in effect on October 31, 2010.

(n)	Rates shown are the effective yields at purchase date.

Glossary:

AUD	—	Australian Dollar
	£—	British Pound
CMO	—	Collateralized Mortgage Obligation
	€—	Euro
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2010.
LIBOR	—	London Inter-Bank Offered Rate
NR	—	Not Rated
PIK	—	Payment-in-Kind
VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2010.

WR	—	Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at October 31, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	Appreciation
Bank of America:
Brazilian Government International Bond	$30,000	1.00%	12/20/15	1.00%	$41,989	$(229,906)	$271,895
Citigroup:
SLM	6,550	3.71%	12/20/13	5.00%	283,931	(807,000)	1,090,931
Deutsche Bank:
SLM	5,400	3.71%	12/20/13	5.00%	234,080	(756,000)	990,080
United Kingdom Gilt	33,600	0.54%	12/20/15	1.00%	812,253	503,864	308,389
HSBC Bank:
Mexico Government International Bond	4,000	1.07%	12/20/15	1.00%	(8,225)	(51,182)	42,957
Merrill Lynch:
SLM	1,450	3.71%	12/20/13	5.00%	62,855	(203,000)	265,855
					$1,426,883	$(1,543,224)	$2,970,107

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at October 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2010	(Depreciation)
Purchased:
372,200 Brazilian Real settling 9/2/11	Bank of America	$200,000	$205,622	$5,622
408,946 Brazilian Real settling 12/2/10	Citigroup	244,365	239,428	(4,937)
11,051,824 Brazilian Real settling 12/2/10	HSBC Bank	6,177,356	6,470,592	293,236
185,950 Brazilian Real settling 9/2/11	Morgan Stanley	100,000	102,728	2,728
1,232,230 Brazilian Real settling 12/2/10	Royal Bank of Scotland	700,000	721,443	21,443
295,000 Canadian Dollar settling 11/18/10	Deutsche Bank	288,156	289,788	1,632
842,000 Canadian Dollar settling 11/18/10	Royal Bank of Canada	805,041	827,124	22,083
139,000 Canadian Dollar settling 11/18/10	Royal Bank of Scotland	135,778	136,544	766
14,519,138 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	2,163,000	2,194,582	31,582
902,000,000 Indonesian Rupiah settling 11/24/10	Barclays Bank	100,000	100,575	575
901,500,000 Indonesian Rupiah settling 11/24/10	HSBC Bank	100,000	100,519	519
4,658,000 Indian Rupee settling 11/12/10	Barclays Bank	100,000	104,619	4,619
2,658,000 Indian Rupee settling 3/9/11	Barclays Bank	58,818	58,468	(350)
2,000,000 Indian Rupee settling 3/9/11	Royal Bank of Scotland	44,445	43,995	(450)
67,392,000 Japanese Yen settling 11/1/10	Citigroup	812,313	836,648	24,335
3,828,190 Mexican Peso settling 2/22/11	Barclays Bank	296,674	307,773	11,099
1,303,220 Mexican Peso settling 2/22/11	Morgan Stanley	100,000	104,774	4,774
728,400 South African Rand settling 1/28/11	Barclays Bank	100,000	103,337	3,337
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	208,778	8,778
5,814,254 South African Rand settling 1/28/11	HSBC Bank	829,600	824,856	(4,744)
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	104,355	4,355
1,430,410,000 South Korean Won settling 11/12/10	HSBC Bank	1,252,000	1,270,628	18,628
Sold:
8,411,000 Australian Dollar settling 12/3/10	Deutsche Bank	8,247,389	8,214,104	33,285
408,946 Brazilian Real settling 3/2/11	Citigroup	239,794	235,195	4,599
12,693,000 Brazilian Real settling 12/2/10	Royal Bank of Scotland	7,500,000	7,431,462	68,538
1,080,000 British Pound settling 12/20/10	Bank of America	1,695,254	1,726,061	(30,807)
25,789,000 British Pound settling 12/20/10	BNP Paribas	40,901,354	41,216,103	(314,749)
29,081,000 British Pound settling 12/20/10	Citigroup	46,107,635	46,477,393	(369,758)
2,000 British Pound settling 12/20/10	Morgan Stanley	3,171	3,196	(25)
1,275,000 Canadian Dollar settling 11/18/10	Morgan Stanley	1,250,760	1,252,474	(1,714)
14,273,000 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	2,200,925	2,204,222	(3,297)
25,590,000 Euro settling 11/23/10	Barclays Bank	35,429,234	35,558,415	(129,181)
4,474,000 Euro settling 11/23/10	BNP Paribas	6,203,013	6,216,817	(13,804)
4,892,000 Euro settling 1/25/11	Citigroup	6,801,617	6,791,618	9,999
24,438,000 Euro settling 11/23/10	Deutsche Bank	31,296,036	33,957,662	(2,661,626)
1,803,500,000 Indonesian Rupiah settling 11/24/10	JPMorgan Chase	201,508	201,093	415
2,658,000 Indian Rupee settling 11/12/10	Barclays Bank	59,623	59,699	(76)
2,000,000 Indian Rupee settling 11/12/10	Royal Bank of Scotland	45,086	44,921	165
66,692,000 Japanese Yen settling 11/1/10	Morgan Stanley	792,443	827,958	(35,515)
5,001,410 Mexican Peso settling 2/22/11	Bank of America	395,900	402,096	(6,196)
8,597,016 South African Rand settling 1/28/11	Deutsche Bank	1,226,656	1,219,641	7,015
71,170,000 South Korean Won settling 11/12/10	Barclays Bank	58,757	63,220	(4,463)
424,020,000 South Korean Won settling 11/12/10	Citigroup	344,529	376,656	(32,127)
903,240,000 South Korean Won settling 11/12/10	JPMorgan Chase	793,952	802,345	(8,393)
31,980,000 South Korean Won settling 11/12/10	Royal Bank of Scotland	26,264	28,408	(2,144)
				$(3,040,229)

At October 31, 2010, the Fund held $1,380,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(C)  Open reverse repurchase agreements at October 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Credit Suisse First Boston	0.50%	10/20/10	11/18/2010	$16,091,682	$16,089,000
Greenwich Capital Markets	0.50%	10/20/10	11/18/2010	8,817,469	8,816,000
					$24,905,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2010 was $36,733,685 at a weighted average interest rate of 0.50%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at October 31, 2010 was $25,291,547.

(D) At October 31, 2010, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$1,025,000

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasuries are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds – Municipal bonds are valued by independent pricing servies based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans – Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$15,895,621	$1,077,297	$16,972,918
Energy	—	10,823,652	2,139,000	12,962,652
All Other	—	467,013,339	—	467,013,339
Mortgaged-Backed Securities	—	138,117,737	—	138,117,737
Preferred Stock:
Automotive Products	—	—	10,137	10,137
Diversified Financial Services	$6,360,000	—	—	6,360,000
All Other	—	29,368,885	—	29,368,885
Convertible Preferred Stock	24,104,820	—	—	24,104,820
Senior Loans	—	23,479,496	—	23,479,496
Municipal Bonds	—	11,648,580	—	11,648,580
Asset-Backed Securities	—	7,805,742	—	7,805,742
Common Stock	—	—	813	813
Short-Term Investments	—	27,710,325	—	27,710,325
Total Investments in Securities - Assets	$30,464,820	$731,863,377	$3,227,247	$765,555,444

Other Financial Instruments* - Assets
Credit Contracts	—	$2,970,107	—	$2,970,107
Foreign Exchange Contracts	—	584,127	—	584,127
Total Other Financial Instruments* - Assets	—	$3,554,234	—	$3,554,234

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(3,624,356)	—	$(3,624,356)
Total Investments	$30,464,820	$731,793,255	$3,227,247	$765,485,322

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended October 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	7/31/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3**	of Level 3	10/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$1,039,163	—	$(2,010)	—	$40,145	—	—	$1,077,297
Energy	—	—	—	—	—	$2,139,000	—	2,139,000
Preferred Stock:
Automotive Products	10,137	—	—	—	—	—	—	10,137
Common Stock	813	—	—	—	—	—	—	813
Total Investments	$1,050,113	—	$(2,010)	—	$40,145	$2,139,000	—	$3,227,247

**Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2010 was $40,145.

At October 31, 2010, the cost basis of portfolio securities of $677,869,301 is substantially the same for both for federal income tax and book purposes. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $94,434,265; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,748,122; and net unrealized appreciation for federal income tax purposes is $87,686,143.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 17, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 17, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 17, 2010